Commitments and Contingencies (Details) - USD ($)	Dec. 31, 2020	Sep. 30, 2020	Mar. 31, 2020
Operating lease obligations
Less than 1 year	$ 11,692
1-3 years	0
Over 3 years	0
Total	$ 11,692
QDM Holdings Limited [Member]
Operating lease obligations
Less than 1 year		$ 20,462	$ 35,077
1-3 years		0	2,923
Over 3 years		0	0
Total		$ 20,462	$ 38,000